Deferred income tax assets and liabilities, net- Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 1,999	€ 59
Deferred tax liabilities	(12)	(296)
Total gross, deferred tax assets	19,348	19,353
Total gross, deferred tax liabilities	(17,359)	(19,591)
Netting of deferred tax assets	(17,348)	(19,294)
Netting of deferred tax liabilities	17,348	19,294
Total net, deferred tax assets	1,999	59
Total net, deferred tax liabilities	(11)	(296)
Deferred income tax liabilities, net	(11)	(296)
Non-current portion of (gross) deferred tax assets	16,356	16,266	€ 11,068
Non-current portion of (gross) deferred tax liabilities	(16,995)	(18,953)	(6,064)
Unused tax loss carryforwards for which no deferred tax asset recognized	123	119		€ 131
Intangible assets and goodwill
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	214	239
Deferred tax liabilities	(4,323)	(4,277)
Property and equipment
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(276)	(238)
Receivables
Reconciliation of deferred tax assets and liabilities
Deferred tax assets		615
Deferred tax liabilities	(195)
Right-of-Use asset, contract asset and other assets
Reconciliation of deferred tax assets and liabilities
Deferred tax liabilities	(12,509)	(15,075)
Lease liabilities, contract liabilities and other liabilities
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	14,031	15,664
Deferred tax liabilities	(56)
Provisions
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	657	525
Tax loss carryforwards
Reconciliation of deferred tax assets and liabilities
Deferred tax assets	€ 4,447	€ 2,311	€ 6,046